Supplemental Cash Flow Information - Schedule of Supplemental Cash Flow Information (Details) - CAD ($)	12 Months Ended	15 Months Ended
	Sep. 30, 2024	Dec. 31, 2025
Non-cash investing and financing activities
Reclassification of commitment to issue shares		$ (46,319)
Fair value reversal for expiry of stock options	(291,893)	(172,806)
Accrued share issuance costs		(45,419)
Non-cash investing and financing activities	$ (291,893)	$ (264,544)